Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value by Balance Sheet Grouping
The carrying values below are representative of fair values due to the short-term nature of these financial instruments.

Puget Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$1,314	$14,819	$—	$16,133	$14,809	$22,426	$—	$37,235
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031	—	73,031
Total assets	$2,488	$83,072	$—	$85,560	$16,852	$97,597	$—	$114,449
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Total liabilities	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000

The following table presents the carrying amounts and estimated fair value of Puget Energy’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$37,235	$37,235	$36,557	$36,557
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Long-term debt (fixed-rate), net of discount	4,197,511	5,503,571	3,119,660	3,718,303
Long-term debt (variable-rate), net of discount	829,856	856,978	1,013,053	1,083,117
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
Interest rate derivatives	52,409	52,409	58,003	58,003

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The Company did not have any transfers between Level 2 and Level 1 during the three and six months ended June 30, 2012 and 2011.

Puget Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total derivative assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Interest rate derivative instruments	—	20,147	—	20,147	—	52,409	—	52,409
Total derivative liabilities	$—	$291,720	$98,735	$390,455	$—	$413,904	$109,743	$523,647

Puget Energy	Fair Value Measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$14,809	$1,958	$—	$16,767	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Interest rate derivative instruments	—	—	—	—	—	—	—	—
Total assets	$16,852	$5,033	$14,391	$36,276	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Interest rate derivative instruments	—	52,409	—	52,409	—	58,003	—	58,003
Total liabilities	$—	$413,904	$109,743	$523,647	$—	$352,568	$103,667	$456,235

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Puget Energy and Puget Sound Energy	Three Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(107,364)	$(3,167)	$(110,531)	$(89,758)	$(1,785)	$(91,543)
Changes during period
Realized and unrealized energy derivatives:
Included in earnings [1]	5,077	—	5,077	(4,244)	—	(4,244)
Included in regulatory assets / liabilities	—	(4)	(4)	—	1,860	1,860
Settlements [3]	14,372	324	14,696	8,234	(1,127)	7,107
Transferred into Level 3	(38,674)	(297)	(38,971)	—	363	363
Transferred out of Level 3	46,136	325	46,461	4,475	445	4,920
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)

Puget Energy and Puget Sound Energy	Six Months Ended June 30,
Level 3 Roll-Forward Net (Liability)	2012			2011
(Dollars in Thousands)	Electric	Gas	Total	Electric	Gas	Total
Balance at beginning of period	$(90,311)	$(5,041)	$(95,352)	$(87,436)	$(3,859)	$(91,295)
Changes during period:
Realized and unrealized energy derivatives:
Included in earnings [2]	(16,870)	—	(16,870)	(19,951)	—	(19,951)
Included in regulatory assets / liabilities	—	(1,287)	(1,287)	—	2,979	2,979
Settlements [3]	35,415	105	35,520	19,139	(1,592)	17,547
Transferred into Level 3	(55,548)	(297)	(55,845)	—	363	363
Transferred out of Level 3	46,861	3,701	50,562	6,955	1,865	8,820
Balance at end of period	$(80,453)	$(2,819)	$(83,272)	$(81,293)	$(244)	$(81,537)
__________

[1]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $6.2 million and $(5.0) million for the three months ended June 30, 2012 and 2011, respectively.

[2]
Income Statement location: Unrealized (gain) loss on derivative instruments, net. Includes unrealized gains (losses) on derivatives still held in position as of the reporting date for electric derivatives of $(12.8) million and $(17.5) million for the six months ended June 30, 2012 and 2011, respectively.

[3]	The Company had no purchases, sales or issuances during the reported periods.

	Successor				Predecessor
Puget Energy Level 3 Roll-Forward Net (Liability) (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Balance at beginning of period	$(91,295)	$(100,333)	$(185,813)	1	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(14,832)		(627)
- included in other comprehensive income	—	—	(17,429)		(14,821)
- included in regulatory assets/liabilities	(250)	(2,665)	(4,345)		(1,410)
Settlements [2]	37,482	29,832	26,374		2,154
Transferred into Level 3	(306)	225	(8,611)		—
Transferred out of Level 3	15,516	93,826	104,323		8,560
Balance at end of period	$(95,352)	$(91,295)	$(100,333)		$(138,400)
_________________

1.	The beginning balance for the Successor period was adjusted to reflect the impact of certain fair value adjustments from the merger transaction.

2.	There were no purchases or issuances for 2011 or prior years.

Fair Value Inputs, Liabilities, Quantitative Information
Carrying values and estimated fair values were as follows:

Puget Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	4,653,633	6,077,979	4,197,511	5,503,571
Long-term debt (variable-rate), net of discount	2	434,000	434,000	829,856	856,978
Total		$5,337,633	$6,764,292	$5,277,367	$6,609,132

Puget Sound Energy		June 30, 2012		December 31, 2011
(Dollars in Thousands)	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities:
Junior subordinated notes	2	$250,000	$252,313	$250,000	$248,583
Long-term debt (fixed-rate), net of discount	2	3,523,846	4,606,220	3,523,845	4,499,295
Total		$3,773,846	$4,858,533	$3,773,845	$4,747,878
The only significant unobservable input into the fair value measurement of the Company's Level 3 assets and liabilities is the forward price for electric and natural gas contracts. Below are the forward price ranges for the Company's purchased commodity contracts, as of June 30, 2012:

(Dollars in Thousands)
	Fair Value				Range
Derivative Instrument	Assets [1]	Liabilities [1]	Valuation Technique	Unobservable Input	Low	High	Weighted Average
Electric	$9,438	$89,891	Discounted cash flow	Power Prices	$6.11 per MWh	$46.86 per MWh	$29.93 per MWh
Natural gas	$6,025	$8,844	Discounted cash flow	Natural Gas Prices	$1.77 per MMBtu	$4.79 per MMBtu	$3.88 per MMBtu
__________

[1]	The valuation techniques, unobservable inputs and ranges are the same for asset and liability positions.

Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Assets and Liabilities, Quantitative Information
Below are the quarterly significant unobservable inputs used in estimating the long-term power purchase contracts' fair value of $513.6 million during the period ended March 31, 2012:

Valuation Technique	Unobservable Input	Low	High	Weighted Average
Discounted cash flow	Power prices	$10.36 per MWh	$49.78 per MWh	$34.98 per MWh
Discounted cash flow	Power contract costs (in thousands)	$3,185 per qtr	$5,030 per qtr	$4,663 per qtr

PUGET SOUND ENERGY, INC.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value by Balance Sheet Grouping

Puget Sound Energy	Carrying / Fair Value At June 30, 2012				Carrying / Fair Value At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash and Cash Equivalents	$200	$14,430	$—	$14,630	$9,200	$21,810	$—	$31,010
Restricted Cash	1,174	2,370	—	3,544	2,043	2,140	—	4,183
Notes Receivable and Other	—	65,883	—	65,883	—	73,031		73,031
Total assets	$1,374	$82,683	$—	$84,057	$11,243	$96,981	$—	$108,224
Liabilities:
Short Term Debt	$—	$38,000	$—	$38,000	$—	$25,000	$—	$25,000
Short Term Debt owed to parent	—	29,998	—	29,998	—	29,998	—	29,998
Total liabilities	$—	$67,998	$—	$67,998	$—	$54,998	$—	$54,998

The following table presents the carrying amounts and estimated fair value of PSE’s financial instruments at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$31,010	$31,010	$36,320	$36,320
Restricted cash	4,183	4,183	5,470	5,470
Notes receivable and other	73,031	73,031	72,419	72,419
Electric derivatives	10,720	10,720	9,762	9,762
Gas derivatives	6,011	6,011	5,971	5,971
Financial liabilities:
Short-term debt	$25,000	$25,000	$247,000	$247,000
Short-term debt owed by PSE to Puget Energy [1]	29,998	29,998	22,598	22,598
Junior subordinated notes	250,000	248,583	250,000	246,864
Current maturities of long-term debt (fixed-rate)	—	—	260,000	261,472
Non-current maturities of long-term debt (fixed-rate)	3,523,845	4,499,295	2,953,860	3,267,994
Electric derivatives	264,334	264,334	242,581	242,581
Gas derivatives	206,904	206,904	155,651	155,651
________________

1.	Short-term debt owed by PSE to Puget Energy is eliminated upon consolidation of Puget Energy.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Puget Sound Energy	Fair Value				Fair Value
	At June 30, 2012				At December 31, 2011
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Electric derivative instruments	$—	$4,116	$9,438	$13,554	$—	$2,340	$8,380	$10,720
Natural gas derivative instruments	—	3,375	6,025	9,400	—	—	6,011	6,011
Total assets	$—	$7,491	$15,463	$22,954	$—	$2,340	$14,391	$16,731
Liabilities:
Electric derivative instruments	$—	$120,190	$89,891	$210,081	$—	$165,643	$98,691	$264,334
Natural gas derivative instruments	—	151,383	8,844	160,227	—	195,852	11,052	206,904
Total liabilities	$—	$271,573	$98,735	$370,308	$—	$361,495	$109,743	$471,238

Puget Sound Energy	Fair Value measurement				Fair Value Measurement
	At December 31, 2011				At December 31, 2010
(Dollars in Thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents	$9,200	$1,958	$—	$11,158	$15,184	$5,450	$—	$20,634
Restricted cash	2,043	735	—	2,778	3,246	—	—	3,246
Electric derivative instruments	—	2,340	8,380	10,720	—	1,874	7,888	9,762
Gas derivative instruments	—	—	6,011	6,011	—	1,487	4,484	5,971
Total assets	$11,243	$5,033	$14,391	$30,667	$18,430	$8,811	$12,372	$39,613
Liabilities:
Electric derivative instruments	$—	$165,643	$98,691	$264,334	$—	$147,257	$95,324	$242,581
Gas derivative instruments	—	195,852	11,052	206,904	—	147,308	8,343	155,651
Total liabilities	$—	$361,495	$109,743	$471,238	$—	$294,565	$103,667	$398,232

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Puget Sound Energy Level 3 Roll-Forward Net (Liability)	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Balance at beginning of period	$(91,295)	$(100,333)	$(132,256)
Changes during period:
Realized and unrealized energy derivatives
- included in earnings	(56,499)	(112,180)	(776)
- included in other comprehensive income	—	—	(38,047)
- included in regulatory assets/liabilities	(250)	(2,665)	(7,824)
Settlements [1]	37,482	29,832	28,779
Transferred into Level 3	(306)	225	(6,778)
Transferred out of Level 3	15,516	93,826	56,569
Balance at end of period	$(95,352)	$(91,295)	$(100,333)
_________________

1.	There were no purchases or issuances for 2011 or prior years.